Amounts Receivable (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of amounts receivable	Amounts receivable comprised the following:

	December 31, 2021	December 31, 2020
	$	$
Trade receivables	2,708	842
Sales taxes receivable	149	507
	2,857	1,349